Shareholders' Equity (Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2018 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 5,312	$ 4,086	$ 3,994
2018 Equity Incentive Plan | Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	4,515	3,473	3,424
2018 Equity Incentive Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	797	613	570
2012 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	10	301	1,858
2012 Phantom Bonus Retention Plan | Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	0	0	426
2012 Phantom Bonus Retention Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	10	301	1,160
2012 Phantom Bonus Retention Plan | Marketing and selling
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	0	0	272
2018 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	18,431	10,068	9,595
2018 Phantom Bonus Retention Plan | Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	10,522	6,096	5,530
2018 Phantom Bonus Retention Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	4,584	2,165	2,447
2018 Phantom Bonus Retention Plan | Marketing and selling
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 3,325	$ 1,807	$ 1,618